9/98 46495

Prospectus Supplement
dated September 14, 1998 to:
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PUTNAM NEW OPPORTUNITIES FUND
Prospectuses dated October 30 , 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The  following  officers  of Putnam Investment  Management,  Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                     Year          (at least 5 years)
                    -----          -------------------------

Daniel  L.  Miller  1990           Employed as  an  investment
Managing Director                  professional by Putnam  Management
                                   since 1983.

Jeffrey  R.  Lindsey 1998          Employed as an investment
Senior Vice President              professional by Putnam  Management
                                   since  1994.  Prior to  April,
                                   1994,  Mr.  Lindsey  was  Vice
                                   President at Strategic
                                   Portfolio Management,
                                   Inc   .